INCOME TAXES - Worldwide Income Tax Payments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Income Taxes (Textuals) [Line Items]
Ireland	$ 105
Total income taxes paid	909	$ 752	$ 727
United States
Income Taxes (Textuals) [Line Items]
Foreign	374
Germany
Income Taxes (Textuals) [Line Items]
Foreign	72
Other foreign
Income Taxes (Textuals) [Line Items]
Foreign	$ 358